UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:  BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

Master Large Cap Series LLC

Master Advantage Large Cap Core Portfolio

Master Advantage Large Cap Value Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and             Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.0%
Master Advantage Large Cap Core Portfolio	$2,193,179,126

Total Investments — 100.0% (Cost: $2,011,027,706)	2,193,179,126
Liabilities in Excess of Other Assets — 0.0%	(815,925)

Net Assets — 100.0%	$2,192,363,201

BlackRock Advantage Large Cap Core Fund (formerly known as BlackRock Large Cap Core Fund) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (formerly known as Master Large Cap Core Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,193,179,126 and 77.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2018, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) June 30, 2018	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.0%
Master Advantage Large Cap Value Portfolio	$629,096,803

Total Investments — 100.0% (Cost: $589,953,986)	629,096,803
Liabilities in Excess of Other Assets — 0.0%	(145,157)

Net Assets — 100.0%	$628,951,646

BlackRock Advantage Large Cap Value Fund (formerly known as BlackRock Large Cap Value Fund) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (formerly known as Master Large Cap Value Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $629,096,803 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2018, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) June 30, 2018	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 4.1%

Aerospace & Defense — 0.5%
Arconic, Inc.	187,937	$3,196,808
Bombardier, Inc., Class B (a)	25,000	98,886

		3,295,694
Banks — 0.1%
Valley National Bancorp	32,115	390,518

Biotechnology — 0.1%
Translate Bio, Inc. (a)	31,310	396,072

Chemicals — 0.3%
Akzo Nobel NV	5,994	511,242
Axalta Coating Systems Ltd. (a)	8,759	265,485
DowDuPont, Inc.	1,073	70,732
Olin Corp.	18,229	523,537
Sherwin-Williams Co.	1,875	764,194

		2,135,190
Equity Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	41,305	307,309
VICI Properties, Inc.	30,866	637,074

		944,383
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.	14,870	892,423

Food Products — 0.1%
Kraft Heinz Co.	6,318	396,897

Health Care Equipment & Supplies — 0.2%
Cooper Cos., Inc. (b)	1,774	417,688
Danaher Corp.	7,148	705,365

		1,123,053
Health Care Providers & Services — 0.2%
Anthem, Inc.	166	39,513
Brookdale Senior Living, Inc. (a)	9,296	84,501
Cigna Corp.	3,269	555,567
Tenet Healthcare Corp. (a)(b)	9,153	307,266

		986,847
Household Products — 0.1%
Reckitt Benckiser Group PLC	7,662	629,546

Internet Software & Services — 0.0%
EverQuote, Inc., Class A (a)	8,285	150,124

Machinery — 0.0%
Fortive Corp.	2,104	162,239

Media — 0.2%
Charter Communications, Inc., Class A (a)	2,954	866,142
Discovery, Inc., Class A (a)	9,339	256,823

		1,122,965
Oil, Gas & Consumable Fuels — 0.4%
Williams Cos., Inc.	64,613	1,751,658
Williams Partners LP	16,576	672,820

		2,424,478
Personal Products — 0.3%
Coty, Inc., Class A	116,612	1,644,229

Pharmaceuticals — 0.1%
Pfizer, Inc.	17,560	637,077

Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc.	4,536	1,100,615

Security		Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.		110,167	$6,182,572

			7,283,187
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		10,846	648,049

Total Common Stocks — 4.1% (Cost: $26,615,961)			25,262,971

		Par (000)
Corporate Bonds — 7.1%

Aerospace & Defense — 1.0%
Bombardier, Inc. :
7.75%, 03/15/20 (c)	USD	2,000	2,110,000
7.50%, 03/15/25 (c)		4,000	4,165,000

			6,275,000
Diversified Telecommunication Services — 0.3%
Intelsat Connect Finance SA, 12.50%, 04/01/22 (c)		750	740,400
Intelsat Jackson Holdings SA, 9.75%, 07/15/25 (c)		1,250	1,318,750

			2,059,150
Food & Staples Retailing — 1.0%
Rite Aid Corp., 6.13%, 04/01/23 (c)		5,900	5,982,600

Health Care Providers & Services — 0.8%
HCA, Inc., 6.50%, 02/15/20		1,250	1,297,656
Tenet Healthcare Corp. :
4.75%, 06/01/20		2,000	2,005,000
6.88%, 11/15/31		1,625	1,478,750

			4,781,406
Hotels, Restaurants & Leisure — 0.2%
Pinnacle Entertainment, Inc., 5.63%, 05/01/24		930	965,480

IT Services — 0.3%
First Data Corp., 5.00%, 01/15/24 (c)		2,000	1,985,000

Life Sciences Tools & Services — 0.2%
Avantor, Inc., 6.00%, 10/01/24 (c)		1,570	1,553,044

Media — 0.7%
Altice Finco SA, 8.13%, 01/15/24 (c)		2,330	2,318,350
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22		2,000	2,024,574

			4,342,924
Pharmaceuticals — 0.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. :
6.00%, 07/15/23 (c)		1,250	1,028,125
6.00%, 02/01/25 (c)		2,500	1,950,000

			2,978,125

Specialty Retail — 1.2%
Rent-A-Center, Inc. :
6.63%, 11/15/20		3,625	3,629,531
4.75%, 05/01/21		3,715	3,715,000

			7,344,531
Wireless Telecommunication Services — 0.9%
Sprint Corp., 7.63%, 02/15/25		5,500	5,610,055

Total Corporate Bonds — 7.1% (Cost: $44,304,796)			43,877,315

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests — 4.2%

Entertainment & Leisure — 1.3%
UFC Holdings LLC:
Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 5.35%, 08/18/23 (d)	USD	7,114	$7,112,126
Term Loan (Second Lien), (1 mo. LIBOR US + 7.50%, 1.00% Floor), 9.59%, 08/18/24 (d)		855	859,275

			7,971,401
Multiline Retail — 0.2%
Neiman Marcus Group Ltd. LLC, Other Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.26%, 10/25/20 (d)		1,701	1,505,063

Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp.: Class A Loan, , 08/23/21 (e)		2,500	2,613,025
Class A Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 9.59%, 08/23/21 (d)		5,000	5,226,050

			7,839,075
Wireless Telecommunication Services — 1.4%
Sprint Communications, Inc., Initial Term Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.63%, 02/02/24 (d)		8,715	8,667,856

Total Floating Rate Loan Interests — 4.2% (Cost: $26,132,752)			25,983,395

		Shares
Investment Companies — 3.7%
Altaba, Inc. (a)		306,741	22,456,509

Total Investment Companies — 3.7% (Cost: $21,972,328)			22,456,509

		Par (000)
U.S. Treasury Obligations — 0.7%
U.S. Treasury Notes, 2.88%, 5/15/28	USD	4,575	4,584,114

Total U.S. Treasury Obligations — 0.7% (Cost: $4,585,720)			4,584,114

Total Long-Term Investments — 19.8% (Cost: $123,611,557)			122,164,304

Short-Term Securities — 82.9%

Borrowed Bond Agreements — 1.5%(f)
Citigroup Global Markets, Inc., 1.35% (Purchased on 6/29/18 to be repurchased at $4,781,250, collateralized by Comcast Corp., 3.55% due at 5/01/28, par and fair value of USD 5,000,000 and $4,775,094, respectively), Open (g)	USD	4,781	4,781,250
Citigroup Global Markets, Inc., 1.50% (Purchased on 5/30/18 to be repurchased at $712,344, collateralized by Bombardier, Inc., 6.00% due at 10/15/22, par and fair value of USD 715,000 and $712,104, respectively), Open (g)		711	711,425
Citigroup Global Markets, Inc., 1.60% (Purchased on 5/04/18 to be repurchased at $1,524,342, collateralized by T-Mobile U.S., Inc., 5.13% due at 4/15/25, par and fair value of USD 1,500,000 and $1,507,500, respectively), Open (g)		1,521	1,520,625

Security		Par (000)	Value
Citigroup Global Markets, Inc., 1.60%
(Purchased on 5/24/18 to be repurchased at $453,945, collateralized by Avantor, Inc., 9.00% due at 10/01/25, par and fair value of USD 440,000 and $443,388, respectively), Open (g)	USD	453	$453,200
Citigroup Global Markets, Inc., 2.18%
(Purchased on 2/12/18 to be repurchased at $1,974,002, collateralized by U.S. Treasury Notes, 1.75% due at 5/31/22, par and fair value of USD 2,013,000 and $1,942,466, respectively), Open (g)		1,958	1,957,642

Total Borrowed Bond Agreements — 1.5% (Cost: $9,424,142)			9,424,142

		Shares
Money Market Funds — 81.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (h)(j)		500,847,540	500,847,540

SL Liquidity Series, LLC, Money Market Series, 2.15% (h)(i)(j)		294,898	294,927

Total Money Market Funds — 81.4% (Cost: $501,142,450)			501,142,467

		Par (000)
Time Deposits — 0.0%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.51%, 7/03/18	CAD	7	5,304

United States — 0.0%
Barclays, London, 1.92%, 07/02/18	USD	97	96,853

Total Time Deposits — 0.0% (Cost: $102,243)			102,157

Total Short-Term Securities — 82.9% (Cost: $510,668,835)			510,668,766

Options Purchased — 0.0%
Total Options Purchased — 0.0% (Cost: $203,754)			354,000

Total Investments Before Options Written and Borrowed Bonds — 102.7% (Cost: $634,484,146)			633,187,070

Options Written — 0.0%
Total Options Written — 0.0% (Premiums Received: $70,902)			(169,500)

		Par (000)
Borrowed Bonds — (1.5)%

Corporate Bonds — (1.2)%

Aerospace & Defense — (0.1)%
Bombardier, Inc., 6.00%, 10/15/22 (c)	USD	715	(712,104)

Life Sciences Tools & Services — (0.1)%
Avantor, Inc., 9.00%, 10/01/25 (c)		440	(443,388)

Media — (0.8)%
Comcast Corp., 3.55%, 05/01/28		5,000	(4,775,094)

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund

Security	Par (000)		Value
Corporate Bonds (continued)

Wireless Telecommunication Services — (0.2)%
T-Mobile U.S., Inc., 5.13%, 04/15/25	USD	1,500	$(1,507,500)

Total Corporate Bonds — (1.2)% (Proceeds — $7,405,056)			(7,438,086)

U.S. Treasury Obligations — (0.3)%
U.S. Treasury Notes, 1.75%, 05/31/22		2,013	(1,942,466)

Total Borrowed Bonds — (1.5)% (Proceeds — $9,410,035)			(9,380,552)

Value
Total Investments — 101.2% (Cost: $625,003,209)	$623,637,018
Liabilities in Excess of Other Assets — (1.2)%	(7,493,535)

Net Assets — 100.0%	$616,143,483

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(f)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(g)	The amount to be repurchased assumes the maturity will be the day after the period end.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	147,158,282	353,689,258	500,847,540	$500,847,540	$2,901,711		$684	$—
SL Liquidity Series, LLC, Money Market Series	—	294,898	294,898	294,927	60	(b)	—	17

				$501,142,467	$2,901,771		$684	$17

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
Akorn, Inc.	Bank of America	60,000	9/21/18	USD 15.00	USD 995	$354,000

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
Akorn, Inc.	Bank of America	60,000	9/21/18	USD 22.50	USD 995	$(169,500)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/23	USD 1,000	$(52,540)	$(38,842)	$(13,698)

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	6/20/23	USD	1,100	$(64,727)	$(63,894)	$(833)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank N.A.	02/24/23	$17,300,523	$434,351	(b)	$17,876,800	3.7%
	Citibank N.A.	02/24/23	(15,684,078)	623,096	(c)	(15,064,174)	6.6
	Credit Suisse International	04/09/19	1,825,339	521,750	(d)	2,347,648	0.3
	Goldman Sachs & Co.	07/23/18 — 02/27/23	146,057,459	4,984,333	(e)	150,839,130	40.6
	Goldman Sachs & Co.	08/30/18	(962,098)	5,203	(f)	(957,152)	0.2
	JPMorgan Chase Bank N.A.	02/08/23	83,705,175	(2,462,550	)(g)	81,299,876	17.2
	Morgan Stanley & Co. International PLC	07/11/18 — 02/27/23	34,909,634	1,635,191	(h)	36,679,419	11.0
	Morgan Stanley & Co. International PLC	07/11/18 — 02/27/23	56,706	143,986	(i)	210,279	0.9
	Morgan Stanley & Co. International PLC	05/14/19	227,733	4,087		231,820	0.0
	UBS AG	07/22/19 — 06/13/23	30,879,034	247,256	(j)	31,127,376	14.2

				$6,136,703		$304,591,022

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 14-465 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

GBP 1 Month

GBP 1 Week

USD 1 Month

Sterling Over Night Index Average
U.S. Federal Funds Effective Rate
USD Overnight Bank Funding Rate
(b)	Amount includes $(141,926) of net dividends and financing fees.

(c)	Amount includes $3,192 of net dividends and financing fees.

(d)	Amount includes $(559) of net dividends and financing fees.

(e)	Amount includes $202,662 of net dividends and financing fees.

(f)	Amount includes $257 of net dividends and financing fees.

(g)	Amount includes $(57,251) of net dividends and financing fees.

(h)	Amount includes $(134,594) of net dividends and financing fees.

(i)	Amount includes $(9,587) of net dividends and financing fees.

(j)	Amount includes $(1,086) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Diversified Telecommunication Services
AT&T Inc.	48,271	$1,549,983	8.7%

Media
Sky PLC	92,546	1,782,325	10.0%

Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	133,106	14,544,492	81.4%

Total Reference Entity — Long		$17,876,800
Net Value of Reference Entity — Citibank N.A.		$17,876,800

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value

Health Care Providers & Services
Anthem, Inc.	5,768	$1,372,957	(9.1)%

Media
CBS Corp., Class B	11,126	625,504	(4.2)%

Investment Companies
SPDR S&P 500 ETF Trust	39,285	10,657,235	(70.7)%

Total Reference Entity — Long		$12,655,696

Reference Entity — Short
Common Stocks
Banks
Bank Of America Corp.	2,041	$(57,536)	0.4%
JPMorgan Chase & Co.	524	(54,601)	0.4%

		(112,137)
Beverages
Coca-Cola Co	948	(41,579)	0.3%
Pepsico, Inc.	380	(41,371)	0.3%

		(82,950)

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Chemicals
Air Products & Chemicals, Inc.	22	$(3,426)	0.0%
Albemarle Corp.	37	(3,490)	0.0%
DowDuPont, Inc.	46	(3,032)	0.0%
Eastman Chemical Co.	33	(3,299)	0.0%
Ecolab, Inc.	25	(3,508)	0.0%
FMC Corp.	45	(4,014)	0.0%
International Flavors & Fragrances, Inc.	25	(3,099)	0.0%
LyondellBasell Industries NV, Class A	33	(3,625)	0.0%
Mosaic Co.	141	(3,955)	0.0%
PPG Industries, Inc.	31	(3,216)	0.0%
Praxair, Inc.	24	(3,796)	0.0%
Westlake Chemical Corp.	14	(1,507)	0.0%

		(39,967)
Construction Materials
Martin Marietta Materials, Inc.	17	(3,797)	0.0%
Vulcan Materials Co.	30	(3,872)	0.0%

		(7,669)
Containers & Packaging
Avery Dennison Corp.	33	(3,369)	0.0%
Ball Corp.	1,121	(39,852)	0.3%
International Paper Co.	65	(3,385)	0.0%
Sealed Air Corp.	81	(3,438)	0.0%
WestRock Co.	54	(3,079)	0.0%

		(53,123)
Food & Staples Retailing
Costco Wholesale Corp.	244	(50,991)	0.3%
Sysco Corp.	771	(52,652)	0.3%
Walmart, Inc.	520	(44,538)	0.3%

		(148,181)
Food Products
Archer-Daniels-Midland Co.	995	(45,601)	0.3%
Kellogg Co.	628	(43,878)	0.3%

		(89,479)
Health Care Providers & Services
UnitedHealth Group, Inc.	3,998	(980,869)	6.5%

Household Products
Church & Dwight Co., Inc.	842	(44,761)	0.3%
Clorox Co.	324	(43,821)	0.3%
Kimberly-Clark Corp.	357	(37,606)	0.2%
Procter & Gamble Co.	509	(39,733)	0.3%

		(165,921)
Internet Software & Services
Alibaba Group Holding Ltd. — ADR	100,024	(18,557,453)	123.2%

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	467	(270,220)	1.8%
Waters Corp.	1,333	(258,055)	1.7%

		(528,275)
Metals & Mining
Freeport-McMoRan, Inc.	198	(3,417)	0.0%
Newmont Mining Corp.	87	(3,281)	0.0%
Nucor Corp.	57	(3,563)	0.0%

		(10,261)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	5,657	(201,898)	1.3%
Kinder Morgan, Inc.	17,261	(305,002)	2.0%

		(506,900)
Personal Products
Estee Lauder Cos., Inc., Class A	365	(52,082)	0.3%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Pharmaceuticals
Johnson & Johnson	1,073	$(130,198)	0.9%
Merck & Co., Inc.	2,180	(132,326)	0.9%

		(262,524)
Tobacco
Altria Group, Inc.	623	(35,380)	0.2%
Philip Morris International, Inc.	404	(32,619)	0.2%

		(67,999)
Investment Companies
Alerian MLP ETF	138,486	(1,398,709)	9.3%
Consumer Staples Select Sector SPDR Fund	14,099	(726,521)	4.8%
Energy Select Sector SPDR Fund	1,564	(118,770)	0.8%
Industrial Select Sector SPDR Fund	52,101	(3,731,995)	24.8%
iShares U.S. Real Estate ETF	260	(20,951)	0.1%
Materials Select Sector SPDR Fund	91	(5,284)	0.0%
SPDR S&P Regional Banking ETF	850	(51,850)	0.3%

		(6,054,080)

Total Reference Entity — Short		$(27,719,870)

Net Value of Reference Entity — Citibank N.A.		$(15,064,174)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, termination date 04/09/19:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Media
Sky PLC	121,900	$2,347,648	100.0%

Net Value of Reference Entity — Credit Suisse International		$2,347,648

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, termination dates 07/23/18 — 02/27/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Aerospace & Defense
Rockwell Collins, Inc.	283,155	$38,135,315	25.3%

Electronic Equipment, Instruments & Components
VeriFone Systems, Inc.	245,337	5,598,590	3.7%

Equity Real Estate Investment Trusts (REITs)
Gramercy Property Trust	996,457	27,223,205	18.0%

Food Products
Pinnacle Foods, Inc.	188,479	12,262,444	8.1%

Health Care Providers & Services
Envision Healthcare Corp.	67,933	2,989,731	2.0%
Express Scripts Holding Co.	244,513	18,878,849	12.5%

		21,868,580
Hotels, Restaurants & Leisure
ILG, Inc.	299,802	9,902,460	6.6%

5

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Insurance
AmTrust Financial Services, Inc.	12,617	$183,830	0.1%
Validus Holdings Ltd.	136,749	9,244,232	6.1%
XL Group Ltd.	355,635	19,897,778	13.2%

		29,325,840
Media
Sky PLC	343,109	6,607,868	4.4%
Tribune Media Co., Class A	87,700	3,356,279	2.2%
Twenty-First Century Fox, Inc., Class A	514,041	25,542,697	16.9%

		35,506,844
Oil, Gas & Consumable Fuels
RSP Permian, Inc.	289,055	12,724,201	8.4%

Pharmaceuticals
Akorn, Inc.	161,211	2,674,491	1.8%

Semiconductors & Semiconductor Equipment
Cavium, Inc.	67,896	5,873,004	3.9%

Total Reference Entity — Long		$201,094,974

Reference Entity — Short
Common Stocks
Aerospace & Defense
United Technologies Corp.	48,136	$(6,018,444)	(4.0)%

Food Products
Conagra Brands, Inc.	122,398	(4,373,281)	(2.9)%

Health Care Providers & Services
Cigna Corp.	59,529	(10,116,954)	(6.7)%

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	49,467	(5,587,792)	(3.7)%

Media
Sinclair Broadcast Group, Inc., Class A	20,167	(648,369)	(0.4)%
Walt Disney Co.	71,966	(7,542,756)	(5.0)%

		(8,191,125)
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	92,527	(12,801,110)	(8.5)%

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	147,721	(3,167,138)	(2.1)%

Total Reference Entity — Short		$(50,255,844)
Net Value of Reference Entity — Goldman Sachs & Co.		$150,839,130

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, termination date 08/30/18:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Banks
Valley National Bancorp	100	$1,216	(0.1)%

Total Reference Entity — Long		1,216

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Banks
Bank Of America Corp.	100	$(2,819)	0.3%

Investment Companies
Vaneck Vectors Semiconductor ETF	9,307	(955,549)	99.8%

Total Reference Entity — Short		(958,368)
Net Value of Reference Entity — Goldman Sachs & Co.		$(957,152)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date 02/08/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Insurance
Validus Holdings Ltd.	285,012	$19,266,811	23.7%
XL Group Ltd.	218,975	12,251,651	15.1%

		31,518,462
Media
Tribune Media Co., Class A	139,964	5,356,423	6.6%

Semiconductors & Semiconductor Equipment
Cavium, Inc.	204,554	17,693,921	21.8%
NXP Semiconductors NV	341,419	37,306,854	45.9%

		55,000,775

Total Reference Entity — Long		$91,875,660

Reference Entity — Short
Common Stocks
Media
Sinclair Broadcast Group, Inc., Class A	32,159	$(1,033,912)	(1.3)%

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	445,050	(9,541,872)	(11.7)%

Total Reference Entity — Short		$(10,575,784)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$81,299,876

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 07/11/18 — 02/27/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Banks
MB Financial, Inc.	85,969	$4,014,752	10.9%

Biotechnology
Foundation Medicine, Inc.	45,478	6,216,843	16.9%

6

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Diversified Telecommunication Services
AT&T Inc.	49,996	$1,605,385	4.4%

Health Care Providers & Services
Aetna, Inc.	219,310	40,243,385	109.7%

Total Reference Entity — Long		$52,080,365

Reference Entity — Short
Common Stocks
Banks
Fifth Third Bancorp	124,655	$(3,577,599)	(9.8)%

Health Care Providers & Services
CVS Health Corp.	183,735	(11,823,347)	(32.2)%

Total Reference Entity — Short		$(15,400,946)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$36,679,419

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 07/11/18 — 02/27/23:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Chemicals
DowDuPont, Inc.	32,581	$2,147,740	1021.4%

Health Care Providers & Services
Humana, Inc.	2,842	845,864	402.3%

Total Reference Entity — Long		$2,993,604

Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	931	$(26,245)	(12.5)%
Citigroup, Inc.	1,057	(70,734)	(33.6)%
JPMorgan Chase & Co.	252	(26,258)	(12.5)%

Chemicals
Air Products & Chemicals, Inc.	638	(99,356)	(47.2)%
Albemarle Corp.	993	(93,670)	(44.5)%
Eastman Chemical Co.	1,036	(103,559)	(49.2)%
Ecolab, Inc.	725	(101,739)	(48.4)%
FMC Corp.	1,233	(109,996)	(52.3)%
International Flavors & Fragrances, Inc.	748	(92,722)	(44.1)%
LyondellBasell Industries NV, Class A	1,002	(110,070)	(52.3)%
Mosaic Co.	4,040	(113,322)	(53.9)%
PPG Industries, Inc.	934	(96,884)	(46.1)%
Praxair, Inc.	695	(109,914)	(52.3)%
Westlake Chemical Corp.	404	(43,483)	(20.7)%

		(1,074,715)
Construction Materials
Martin Marietta Materials, Inc.	486	(108,538)	(51.6)%
Vulcan Materials Co.	842	(108,669)	(51.7)%

		(217,207)

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Containers & Packaging
Avery Dennison Corp.	991	$(101,181)	(48.1)%
Ball Corp.	2,527	(89,835)	(42.7)%
International Paper Co.	1,856	(96,660)	(46.0)%
Sealed Air Corp.	2,277	(96,659)	(46.0)%
Westrock Co.	1,654	(94,311)	(44.9)%

		(478,646)
Metals & Mining
Freeport-McMoRan, Inc.	6,680	(115,297)	(54.8)%
Newmont Mining Corp.	2,667	(100,573)	(47.8)%
Nucor Corp.	1,658	(103,625)	(49.3)%

		(319,495)
Investment Companies
Consumer Staples Select Sector SPDR Fund	110	(5,668)	(2.7)%
iShares U.S. Real Estate ETF	5,142	(414,342)	(197.0)%
Materials Select Sector SPDR Fund	2,118	(122,992)	(58.5)%
SPDR S&P Regional Banking ETF	443	(27,023)	(12.9)%
		(570,025)

Total Reference Entity — Short		$(2,783,325)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$210,279

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination date 05/14/19:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Food & Staples Retailing
Rite Aid Corp.	134,000	$231,820	100.0%

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$231,820

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG, as of period end, termination dates 07/22/19 — 06/13/23:

Reference Entity — Long
Common Stocks	Shares	Value	%of Basket Value
Banks
MB Financial, Inc.	163,488	$7,634,890	24.5%

Biotechnology
Shire PLC	57,334	3,230,128	10.4%
Shire PLC — ADR	55,450	9,359,960	30.1%

		12,590,088
Food Products
Pinnacle Foods, Inc.	94,803	6,167,883	19.8%

Health Care Providers & Services
Envision Healthcare Corp.	407,446	17,931,698	57.6%

Health Care Technology
Cotiviti Holdings, Inc.	101	4,457	0.0%

7

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Insurance
AmTrust Financial Services, Inc.	148,007	$2,156,462	6.9%

Oil, Gas & Consumable Fuels
Andeavor	88,799	11,648,653	37.4%

Total Reference Entity — Long		$58,134,131

Reference Entity — Short
Common Stocks
Banks
Fifth Third Bancorp	237,035	$(6,802,904)	(21.9)%

Food Products
Conagra Brands, Inc.	61,565	(2,199,717)	(7.1)%

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	144,654	$(10,148,925)	(32.6)%

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	48,048	(2,021,288)	(6.5)%
Takeda Pharmaceutical Co. Ltd. — ADR	279,135	(5,833,921)	(18.7)%

		(7,855,209)

Total Reference Entity — Short		$(27,006,755)
Net Value of Reference Entity — UBS AG		$31,127,376

Currency

CAD	Canadian Dollar
GBP	British Pound
USD	U.S. Dollar

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

8

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Event Driven Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$24,122,183	$1,140,788	$—	$25,262,971
Corporate Bonds(a)	—	43,877,315	—	43,877,315
Floating Rate Loan Interests(a)	—	25,983,395	—	25,983,395
Investment Companies	22,456,509	—	—	22,456,509
U.S. Treasury Obligations	—	4,584,114	—	4,584,114
Short-Term Securities:
Borrowed Bond Agreements	—	9,424,142	—	9,424,142
Money Market Funds	500,847,540	—	—	500,847,540
Time Deposits	—	102,157	—	102,157
Options Purchased:
Equity contracts	—	354,000	—	354,000
Liabilities:
Borrowed Bonds	—	(9,380,552)	—	(9,380,552)

Subtotal	$547,426,232	$76,085,359	$—	$623,511,591

Investments Valued at NAV(b)				294,927

Total Investments				$623,806,518

Derivative Financial Instruments(c)
Assets:
Equity contracts	$—	$8,599,253	$—	$8,599,253
Liabilities:
Credit contracts	—	(14,531)	—	(14,531)
Equity contracts	—	(2,632,050)	—	(2,632,050)

	$—	$5,952,672	$—	$5,952,672

(a)	See above Schedule of Investments for values in each industry.
(b)	As of June 30, 2018, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps and options written. Swaps are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended June 30, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) June 30, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.2%

Aerospace & Defense — 1.9%
Boeing Co.	1,955	$655,922
Curtiss-Wright Corp.	9,144	1,088,319
General Dynamics Corp.	2,556	476,464
Harris Corp.	13,033	1,883,790
Lockheed Martin Corp.	34,609	10,224,537
Raytheon Co.	193,676	37,414,330
Rockwell Collins, Inc.	17,781	2,394,745

		54,138,107
Air Freight & Logistics — 0.1%
FedEx Corp.	12,495	2,837,115

Airlines — 0.2%
Delta Air Lines, Inc.	110,828	5,490,419
Southwest Airlines Co.	29,081	1,479,641

		6,970,060
Auto Components — 1.0%
BorgWarner, Inc.	655,821	28,305,234

Banks — 5.2%
Bank of America Corp.	1,193,670	33,649,557
Citigroup, Inc.	556,725	37,256,037
Citizens Financial Group, Inc.	404,322	15,728,126
First Hawaiian, Inc.	301,795	8,758,091
First Horizon National Corp.	210,459	3,754,589
First Republic Bank	135,728	13,137,113
JPMorgan Chase & Co.	152,831	15,924,990
SunTrust Banks, Inc.	8,969	592,133
Synovus Financial Corp.	222,752	11,767,988
Western Alliance Bancorp (a)	99,645	5,640,903

		146,209,527
Beverages — 1.6%
Brown-Forman Corp., Class B	68,970	3,380,220
Coca-Cola European Partners PLC	203,648	8,276,255
Constellation Brands, Inc., Class A	45,446	9,946,766
Dr. Pepper Snapple Group, Inc.	19,508	2,379,976
PepsiCo, Inc.	190,479	20,737,449

		44,720,666
Biotechnology — 4.0%
AbbVie, Inc.	244,402	22,643,845
Amgen, Inc.	41,763	7,709,032
Biogen, Inc. (a)	21,980	6,379,475
Celgene Corp. (a)	433,322	34,414,433
Gilead Sciences, Inc.	576,532	40,841,527
United Therapeutics Corp. (a)	23,466	2,655,178

		114,643,490
Building Products — 0.8%
Fortune Brands Home & Security, Inc.	395,380	21,227,952

Capital Markets — 4.5%
Affiliated Managers Group, Inc.	30,759	4,572,941
Charles Schwab Corp.	203,235	10,385,308
Franklin Resources, Inc.	268,359	8,600,906
Intercontinental Exchange, Inc.	481,084	35,383,728
Invesco Ltd.	193,386	5,136,332
Moelis & Co., Class A	240,989	14,134,005
Morgan Stanley	334,278	15,844,777
S&P Global, Inc.	162,984	33,230,808

		127,288,805
Chemicals — 1.9%
Air Products & Chemicals, Inc.	210,929	32,847,973
Celanese Corp., Series A	14,757	1,638,912
Eastman Chemical Co.	179,995	17,992,300
WR Grace & Co.	18,301	1,341,646

		53,820,831

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Republic Services, Inc.	53,377	$3,648,852

Communications Equipment — 1.3%
Cisco Systems, Inc.	669,594	28,812,630
InterDigital, Inc.	9	728
Motorola Solutions, Inc.	71,027	8,265,412

		37,078,770
Consumer Finance — 0.3%
American Express Co.	70,489	6,907,922
Green Dot Corp., Class A (a)	32,026	2,350,388

		9,258,310
Containers & Packaging — 0.4%
Packaging Corp. of America	90,821	10,152,880

Diversified Consumer Services — 0.5%
H&R Block, Inc.	581,290	13,241,786

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B (a)	100,140	18,691,131

Diversified Telecommunication Services — 0.9%
AT&T Inc.	598,450	19,216,230
Verizon Communications, Inc.	84,212	4,236,706
Zayo Group Holdings, Inc. (a)	84,381	3,078,219

		26,531,155
Electric Utilities — 1.5%
Alliant Energy Corp.	10,020	424,046
Eversource Energy	5,775	338,473
IDACORP, Inc.	100,851	9,302,496
Pinnacle West Capital Corp.	390,855	31,487,279
Portland General Electric Co.	40,520	1,732,635

		43,284,929
Electrical Equipment — 1.1%
AMETEK, Inc.	410,587	29,627,958
Rockwell Automation, Inc.	13,831	2,299,127

		31,927,085
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	153,164	13,348,243
CDW Corp.	13,828	1,117,164
SYNNEX Corp.	6,378	615,541
TE Connectivity Ltd.	19,172	1,726,630
Zebra Technologies Corp., Class A (a)	5,931	849,616

		17,657,194
Energy Equipment & Services — 0.5%
Apergy Corp. (a)	50,294	2,099,775
Halliburton Co.	255,632	11,518,778
TechnipFMC PLC	9,113	289,247

		13,907,800
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc.	106,651	13,456,157
Highwoods Properties, Inc.	201,563	10,225,291
Host Hotels & Resorts, Inc.	123,027	2,592,179
National Retail Properties, Inc.	17,779	781,565
Outfront Media, Inc.	140,953	2,741,536
Prologis, Inc.	540,657	35,515,758
Realty Income Corp.	9,869	530,853
Simon Property Group, Inc.	183,295	31,194,976

		97,038,315
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	68,149	14,241,778
Walmart, Inc.	502,924	43,075,441

		57,317,219

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products — 1.9%
Archer-Daniels-Midland Co.	511,473	$23,440,808
Bunge Ltd.	191,782	13,369,123
Hershey Co.	11,383	1,059,302
Kellogg Co.	240,700	16,817,709

		54,686,942
Gas Utilities — 0.1%
UGI Corp.	36,738	1,912,948

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	286,696	17,485,589
Danaher Corp.	162,317	16,017,442
IDEXX Laboratories, Inc. (a)	14,226	3,100,414
Medtronic PLC	72,817	6,233,863
Stryker Corp.	108,587	18,336,001

		61,173,309
Health Care Providers & Services — 2.6%
Aetna, Inc.	34,865	6,397,728
AmerisourceBergen Corp.	109,631	9,348,235
Express Scripts Holding Co. (a)	38,638	2,983,240
Humana, Inc.	117,505	34,973,013
McKesson Corp.	82,069	10,948,005
UnitedHealth Group, Inc.	31,070	7,622,714
WellCare Health Plans, Inc. (a)	3,535	870,458

		73,143,393
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A (a)	129,405	9,946,068

Hotels, Restaurants & Leisure — 4.2%
Carnival Corp.	498,563	28,572,646
Darden Restaurants, Inc.	33,954	3,635,115
Domino’s Pizza, Inc.	48,296	13,627,682
Las Vegas Sands Corp.	393,334	30,034,984
Marriott International, Inc., Class A	16,063	2,033,576
McDonald’s Corp.	265,308	41,571,110

		119,475,113
Household Durables — 0.6%
DR Horton, Inc.	117,695	4,825,495
Garmin Ltd.	71,113	4,337,893
Whirlpool Corp.	51,987	7,602,059

		16,765,447
Household Products — 0.2%
Church & Dwight Co., Inc.	44,063	2,342,389
Kimberly-Clark Corp.	24,016	2,529,845

		4,872,234
Industrial Conglomerates — 2.2%
3M Co.	185,057	36,404,413
Honeywell International, Inc.	170,503	24,560,957

		60,965,370
Insurance — 3.2%
Allstate Corp.	116,303	10,614,975
American Financial Group, Inc.	30,344	3,256,822
Arthur J. Gallagher & Co.	72,260	4,717,133
Athene Holding Ltd., Class A (a)	230,565	10,107,970
First American Financial Corp.	74,074	3,831,107
Hanover Insurance Group, Inc.	60,570	7,241,749
Hartford Financial Services Group, Inc.	150,586	7,699,462
Lincoln National Corp.	276,218	17,194,570
Prudential Financial, Inc.	160,350	14,994,328
Travelers Cos., Inc.	55,184	6,751,211
Unum Group	135,946	5,028,642

		91,437,969
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(a)	40,109	68,177,278

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Netflix, Inc. (a)	24,265	$9,498,049

		77,675,327
Internet Software & Services — 4.7%
Alphabet, Inc., Class A (a)	20,233	22,846,901
Alphabet, Inc., Class C (a)	33,195	37,034,002
Facebook, Inc., Class A (a)	279,883	54,386,865
GoDaddy, Inc., Class A (a)	63,145	4,458,037
New Relic, Inc. (a)	15,226	1,531,583
Twitter, Inc. (a)	187,503	8,188,256
Yelp, Inc. (a)	104,997	4,113,782

		132,559,426
IT Services — 5.3%
Accenture PLC, Class A	106,282	17,386,672
Automatic Data Processing, Inc.	35,441	4,754,056
Booz Allen Hamilton Holding Corp.	294,689	12,886,750
Fidelity National Information Services, Inc.	329,328	34,918,648
First Data Corp., Class A (a)	447,097	9,357,740
Mastercard, Inc., Class A	256,155	50,339,581
Square, Inc., Class A (a)	7,201	443,870
Visa, Inc., Class A	153,435	20,322,466

		150,409,783
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	67,559	4,177,849
Thermo Fisher Scientific, Inc.	12,846	2,660,920

		6,838,769
Machinery — 2.2%
Illinois Tool Works, Inc.	155,985	21,610,162
Ingersoll-Rand PLC	136,228	12,223,738
PACCAR, Inc.	479,589	29,715,334

		63,549,234
Media — 1.0%
CBS Corp., Class B	53,823	3,025,929
Cinemark Holdings, Inc.	12,847	450,673
Comcast Corp., Class A	253,297	8,310,675
Interpublic Group of Cos., Inc.	407,679	9,555,996
John Wiley & Sons, Inc., Class A	102,843	6,417,403

		27,760,676
Metals & Mining — 0.6%
Newmont Mining Corp.	434,356	16,379,565

Multiline Retail — 1.5%
Kohl’s Corp.	86,777	6,326,043
Target Corp.	465,136	35,406,152

		41,732,195
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	223,895	6,204,130
CMS Energy Corp.	37,597	1,777,586
Consolidated Edison, Inc.	143,405	11,182,722

		19,164,438
Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	25,762	1,887,066
Chevron Corp.	199,847	25,266,656
ConocoPhillips	592,179	41,227,502
EOG Resources, Inc.	128,499	15,989,131
Exxon Mobil Corp.	249,447	20,636,750
Occidental Petroleum Corp.	180,428	15,098,215
Parsley Energy, Inc., Class A (a)	72,495	2,195,149
Peabody Energy Corp.	18,454	839,288
RSP Permian, Inc. (a)	15,944	701,855
Suncor Energy, Inc.	226,653	9,220,244
Williams Cos., Inc.	407,825	11,056,136

		144,117,992

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	44,454	$6,343,141
Herbalife Nutrition Ltd. (a)	53,726	2,886,161

		9,229,302
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	625,425	34,611,020
Eli Lilly & Co.	130,843	11,164,833
Johnson & Johnson	340,640	41,333,258
Merck & Co., Inc.	555,335	33,708,834
Zoetis, Inc.	127,714	10,879,956

		131,697,901
Professional Services — 0.4%
Insperity, Inc.	39,182	3,732,085
ManpowerGroup, Inc.	99,927	8,599,718

		12,331,803
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	25,012	4,151,742

Road & Rail — 0.9%
Landstar System, Inc.	59,891	6,540,097
Norfolk Southern Corp.	122,731	18,516,426

		25,056,523
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	215,071	9,934,129
Broadcom, Inc.	42,380	10,283,083
Intel Corp.	204,321	10,156,797
Maxim Integrated Products, Inc.	553,033	32,440,916
NVIDIA Corp.	27,264	6,458,842
Texas Instruments, Inc.	334,171	36,842,353
Xilinx, Inc.	114,534	7,474,489

		113,590,609
Software — 6.8%
Activision Blizzard, Inc.	102,479	7,821,197
Adobe Systems, Inc. (a)	60,728	14,806,094
Cadence Design Systems, Inc. (a)	51,176	2,216,433
Dell Technologies, Inc., Class V (a)	61,482	5,200,148
Electronic Arts, Inc. (a)	109,869	15,493,726
Microsoft Corp.	890,637	87,825,715
RingCentral, Inc., Class A (a)	76,802	5,403,021
Synopsys, Inc. (a)	270,844	23,176,121
Workday, Inc., Class A (a)	135,258	16,382,449
Zendesk, Inc. (a)	275,951	15,036,570

		193,361,474
Specialty Retail — 1.1%
Burlington Stores, Inc. (a)	3,369	507,136
Lithia Motors, Inc., Class A	72,574	6,863,323

Security	Shares	Value
Specialty Retail (continued)
Penske Automotive Group, Inc.	271,245	$12,707,828
Tiffany & Co.	90,891	11,961,256

		32,039,543
Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	440,622	81,563,538
HP Inc.	100,823	2,287,674
Western Digital Corp.	16,228	1,256,209

		85,107,421
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. (a)	22,174	2,768,424
Michael Kors Holdings Ltd. (a)	36,718	2,445,419
NIKE, Inc., Class B	103,206	8,223,454
Skechers U.S.A., Inc., Class A (a)	290,255	8,710,553
VF Corp.	25,164	2,051,369

		24,199,219
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. (a)	33,148	1,187,361

Trading Companies & Distributors — 0.3%
Watsco, Inc.	47,814	8,524,280

Water Utilities — 0.1%
American Water Works Co., Inc.	29,505	2,519,137

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	397,769	10,906,826
T-Mobile U.S., Inc. (a)	37,112	2,217,442

		13,124,268

Total Long-Term Investments — 99.2% (Cost: $2,549,685,379)		2,810,583,994

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (b)(c)	27,853,490	27,853,490

Total Short-Term Investments — 1.0% (Cost: $27,853,490)		27,853,490

Total Investments — 100.2% (Cost: $2,577,538,869)		2,838,437,484

Liabilities in Excess of Other Assets — (0.2)%		(6,021,765)

Net Assets — 100.0%		$2,832,415,719

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,828,948	7,024,542	27,853,490	$27,853,490	$300,492		$89	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	3,049	(b)	608	—

				$27,853,490	$303,541		$697	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P Standard & Poor’s

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage Large Cap Core Portfolio

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	229	09/21/18	$31,162	$(625,449)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$2,810,583,994	$—	$—	$2,810,583,994
Short-Term Securities	27,853,490	—	—	27,853,490

	$2,838,437,484	$—	$—	$2,838,437,484

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(625,449)	$—	$—	$(625,449)

(a)	See above Schedule of Investments for values in each industry.

(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) June 30, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 1.1%
Harris Corp.	1,163	$168,100
Lockheed Martin Corp.	3,405	1,005,939
Raytheon Co.	31,010	5,990,512

		7,164,551
Airlines — 0.4%
Delta Air Lines, Inc.	43,649	2,162,371

Auto Components — 0.9%
BorgWarner, Inc.	136,330	5,884,003

Banks — 11.1%
Bank of America Corp.	586,848	16,543,245
Citigroup, Inc.	224,604	15,030,500
Citizens Financial Group, Inc.	101,550	3,950,295
First Hawaiian, Inc.	140,686	4,082,708
First Horizon National Corp.	170,784	3,046,787
First Republic Bank	22,236	2,152,222
JPMorgan Chase & Co.	137,562	14,333,960
SunTrust Banks, Inc.	44,788	2,956,904
Synovus Financial Corp.	57,118	3,017,544
Wells Fargo & Co.	81,859	4,538,263

		69,652,428
Beverages — 0.8%
Coca-Cola European Partners PLC	47,270	1,921,053
PepsiCo, Inc.	27,869	3,034,098

		4,955,151
Biotechnology — 2.3%
AbbVie, Inc.	2,009	186,134
Celgene Corp. (a)	66,673	5,295,170
Gilead Sciences, Inc.	112,444	7,965,533
United Therapeutics Corp. (a)	9,674	1,094,613

		14,541,450
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	105,510	5,664,832
Owens Corning	12,855	814,621

		6,479,453
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	10,256	1,524,759
Franklin Resources, Inc.	117,812	3,775,875
Intercontinental Exchange, Inc.	105,441	7,755,186
Invesco Ltd.	168,805	4,483,461
Moelis & Co., Class A	44,587	2,615,028
Morgan Stanley	143,089	6,782,419
S&P Global, Inc.	10,121	2,063,571

		29,000,299
Chemicals — 2.3%
Air Products & Chemicals, Inc.	53,227	8,289,041
Celanese Corp., Series A	2,585	287,090
DowDuPont, Inc.	7,697	507,386
Eastman Chemical Co.	33,391	3,337,764
International Flavors & Fragrances, Inc.	9,893	1,226,336
WR Grace & Co.	13,367	979,935

		14,627,552
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	30,940	2,115,058

Communications Equipment — 1.8%
Cisco Systems, Inc.	228,518	9,833,130
Juniper Networks, Inc.	3,199	87,717
Motorola Solutions, Inc.	13,886	1,615,914

		11,536,761
Consumer Finance — 0.6%
American Express Co.	25,661	2,514,778

Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	15,596	$1,433,272

		3,948,050
Containers & Packaging — 0.3%
Packaging Corp. of America	16,297	1,821,842

Diversified Consumer Services — 0.5%
H&R Block, Inc.	131,656	2,999,124

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	63,878	11,922,829
Jefferies Financial Group, Inc.	17,144	389,855

		12,312,684
Diversified Telecommunication Services — 2.4%
AT&T Inc.	344,018	11,046,410
Verizon Communications, Inc.	81,778	4,114,251
Zayo Group Holdings, Inc. (a)	4,549	165,947

		15,326,608
Electric Utilities — 2.8%
Alliant Energy Corp.	18,158	768,446
Eversource Energy	54,605	3,200,399
IDACORP, Inc.	36,522	3,368,789
Pinnacle West Capital Corp.	91,272	7,352,872
Portland General Electric Co.	71,610	3,062,044

		17,752,550
Electrical Equipment — 1.1%
AMETEK, Inc.	81,233	5,861,773
Eaton Corp. PLC	12,978	969,976

		6,831,749
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc. (a)	27,679	2,083,675
SYNNEX Corp.	663	63,986
TE Connectivity Ltd.	5,561	500,824

		2,648,485
Energy Equipment & Services — 0.6%
Apergy Corp. (a)	19,842	828,403
Halliburton Co.	49,728	2,240,744
Helmerich & Payne, Inc.	1,678	106,989
Patterson-UTI Energy, Inc.	4,723	85,014
TechnipFMC PLC	19,237	610,582

		3,871,732
Equity Real Estate Investment Trusts (REITs) — 5.1%
Alexandria Real Estate Equities, Inc.	30,530	3,851,970
Apple Hospitality REIT, Inc.	19,211	343,493
Boston Properties, Inc.	4,544	569,908
Highwoods Properties, Inc.	102,702	5,210,072
Host Hotels & Resorts, Inc.	52,022	1,096,104
National Retail Properties, Inc.	61,808	2,717,080
Outfront Media, Inc.	96,038	1,867,939
Prologis, Inc.	133,463	8,767,184
Realty Income Corp.	30,948	1,664,693
Simon Property Group, Inc.	36,163	6,154,581

		32,243,024
Food & Staples Retailing — 2.1%
Performance Food Group Co. (a)	14,553	534,095
Walmart, Inc.	144,588	12,383,962

		12,918,057
Food Products — 3.0%
Archer-Daniels-Midland Co.	175,912	8,062,047
Bunge Ltd.	65,804	4,587,197
Hershey Co.	7,273	676,825
Kellogg Co.	63,523	4,438,352
Pilgrim’s Pride Corp. (a)	50,605	1,018,679

		18,783,100

7

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Gas Utilities — 0.2%
UGI Corp.	23,191	$1,207,555

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	102,804	6,270,016
Danaher Corp.	35,001	3,453,899
Medtronic PLC	70,950	6,074,029
Stryker Corp.	2,927	494,253

		16,292,197
Health Care Providers & Services — 2.6%
Aetna, Inc.	7,945	1,457,907
AmerisourceBergen Corp.	21,691	1,849,592
Express Scripts Holding Co. (a)	24,636	1,902,146
Humana, Inc.	23,435	6,974,959
McKesson Corp.	22,378	2,985,225
Quest Diagnostics, Inc.	8,819	969,561

		16,139,390
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A (a)	8,249	634,018

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	99,531	5,704,122
Darden Restaurants, Inc.	23,461	2,511,735
Domino’s Pizza, Inc.	6,613	1,865,990
Las Vegas Sands Corp.	42,661	3,257,594
McDonald’s Corp.	43,435	6,805,830

		20,145,271
Household Durables — 0.4%
DR Horton, Inc.	1,721	70,561
Garmin Ltd.	16,221	989,481
Whirlpool Corp.	10,629	1,554,279

		2,614,321
Household Products — 1.0%
Church & Dwight Co., Inc.	30,229	1,606,974
Kimberly-Clark Corp.	17,720	1,866,625
Procter & Gamble Co.	38,095	2,973,696

		6,447,295
Industrial Conglomerates — 1.2%
3M Co.	13,401	2,636,245
Honeywell International, Inc.	34,645	4,990,612

		7,626,857
Insurance — 5.1%
Allstate Corp.	45,886	4,188,015
American Financial Group, Inc.	10,271	1,102,386
Arthur J. Gallagher & Co.	9,809	640,331
Athene Holding Ltd., Class A (a)	45,231	1,982,927
CNA Financial Corp.	7,259	331,591
First American Financial Corp.	27,373	1,415,732
Hanover Insurance Group, Inc.	21,631	2,586,202
Hartford Financial Services Group, Inc.	48,966	2,503,632
Lincoln National Corp.	89,511	5,572,060
Principal Financial Group, Inc.	26,125	1,383,319
Prudential Financial, Inc.	52,976	4,953,786
Travelers Cos., Inc.	22,760	2,784,458
Unum Group	61,831	2,287,129
Validus Holdings Ltd.	3,171	214,360

		31,945,928
Internet Software & Services — 0.2%
Twitter, Inc. (a)	9,761	426,263
Yelp, Inc. (a)	16,619	651,132

		1,077,395
IT Services — 1.7%
Booz Allen Hamilton Holding Corp.	27,413	1,198,770
Broadridge Financial Solutions, Inc.	1,125	129,487

Security	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	63,586	$6,742,024
First Data Corp., Class A (a)	51,797	1,084,111
Mastercard, Inc., Class A	8,609	1,691,841

		10,846,233
Machinery — 2.2%
Illinois Tool Works, Inc.	9,035	1,251,709
Ingersoll-Rand PLC	52,565	4,716,657
Oshkosh Corp.	9,592	674,509
PACCAR, Inc.	118,080	7,316,237
Xylem, Inc.	4	270

		13,959,382
Media — 1.6%
CBS Corp., Class B	18,307	1,029,220
Cinemark Holdings, Inc.	19,939	699,460
Comcast Corp., Class A	136,824	4,489,195
Interpublic Group of Cos., Inc.	110,734	2,595,605
John Wiley & Sons, Inc., Class A	13,678	853,507
Tribune Media Co., Class A	4,097	156,792
Viacom, Inc., Class B	9,816	296,050

		10,119,829
Metals & Mining — 1.0%
Newmont Mining Corp.	136,825	5,159,671
Reliance Steel & Aluminum Co.	11,424	1,000,057

		6,159,728
Multiline Retail — 1.5%
Kohl’s Corp.	9,101	663,463
Target Corp.	116,213	8,846,134

		9,509,597
Multi-Utilities — 2.1%
Black Hills Corp.	10,352	633,646
CenterPoint Energy, Inc.	125,553	3,479,074
CMS Energy Corp.	22,233	1,051,176
Consolidated Edison, Inc.	103,720	8,088,086

		13,251,982
Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	38,487	2,819,173
Antero Resources Corp. (a)	103,796	2,216,045
Cabot Oil & Gas Corp.	5,375	127,925
Chevron Corp.	98,939	12,508,858
Cimarex Energy Co.	3,464	352,427
ConocoPhillips	158,519	11,036,093
Continental Resources, Inc. (a)	241	15,607
EOG Resources, Inc.	29,892	3,719,461
Exxon Mobil Corp.	209,666	17,345,668
Kinder Morgan, Inc.	40,329	712,613
Marathon Petroleum Corp.	8,723	612,006
Occidental Petroleum Corp.	50,210	4,201,573
Parsley Energy, Inc., Class A (a)	21,141	640,149
Phillips 66	7,676	862,092
RSP Permian, Inc. (a)	3,363	148,039
Suncor Energy, Inc.	62,651	2,548,643
Williams Cos., Inc.	91,392	2,477,637

		62,344,009
Personal Products — 0.1%
Herbalife Nutrition Ltd. (a)	7,662	411,603

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	144,379	7,989,934
Catalent, Inc. (a)	2	84
Eli Lilly & Co.	12,932	1,103,488
Johnson & Johnson	138,219	16,771,493
Merck & Co., Inc.	214,405	13,014,383

8

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	88,205	$3,200,077

		42,079,459
Professional Services — 0.3%
ManpowerGroup, Inc.	24,740	2,129,124

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	7,697	1,277,625

Road & Rail — 0.5%
Norfolk Southern Corp.	18,846	2,843,296

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	155,013	7,705,696
Maxim Integrated Products, Inc.	115,265	6,761,445
Texas Instruments, Inc.	36,479	4,021,810
Xilinx, Inc.	16,124	1,052,252

		19,541,203
Software — 1.6%
Dell Technologies, Inc., Class V (a)	13,146	1,111,889
Electronic Arts, Inc. (a)	5,438	766,867
Synopsys, Inc. (a)	61,944	5,300,548
Workday, Inc., Class A (a)	11,633	1,408,989
Zendesk, Inc. (a)	31,406	1,711,313

		10,299,606
Specialty Retail — 0.4%
Lithia Motors, Inc., Class A	767	72,535
Penske Automotive Group, Inc.	37,828	1,772,242
Tiffany & Co.	6,094	801,970

		2,646,747
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	68,621	1,002,553
HP, Inc.	32,273	732,274
Western Digital Corp.	17,385	1,345,773

		3,080,600
Textiles, Apparel & Luxury Goods — 0.2%
Skechers U.S.A., Inc., Class A (a)	40,632	1,219,366

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. (a)	3,727	133,501

Tobacco — 0.2%
Philip Morris International, Inc.	13,962	1,127,292

Trading Companies & Distributors — 0.2%
Watsco, Inc.	1,626	289,883
WESCO International, Inc. (a)	10,808	617,137

		907,020

Security	Shares	Value
Water Utilities — 0.2%
American Water Works Co., Inc.	15,495	$1,322,963

Wireless Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	154,741	4,242,998

Total Long-Term Investments — 99.0% (Cost: $580,127,475)		623,159,472

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (b)(c)	5,350,881	5,350,881

Total Short-Term Investments — 0.9% (Cost: $5,350,881)		5,350,881

Total Investments — 99.9% (Cost: $585,478,356)		628,510,353

Other Assets Less Liabilities — 0.1%		638,609

Net Assets — 100.0%		$629,148,962

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,148,623	(2,797,742)	5,350,881	$5,350,881	$59,110		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	2,012	(b)	256	—

				$5,350,881	$61,122		$256	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Portfolio Abbreviation

S&P	Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	48	09/21/18	$6,532	$(108,706)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$623,159,472	$—	$—	$623,159,472
Short-Term Securities	5,350,881	—	—	5,350,881

	$628,510,353	$—	$—	$628,510,353

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(108,706)	$—	$—	$(108,706)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

11

Item 2 —	Controls and Procedures

2(a) —

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 —	Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 22, 2018